5. DISCONTINUED OPERATIONS (Details) (USD $)	3 Months Ended		4 Months Ended	7 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2013	Sep. 30, 2014
Discontinued Operations and Disposal Groups [Abstract]
Revenues				$ 455
Cost of services				183
Gross profit				272
General administrative				(1,685)
Total operating expenses				(1,685)
Net income		$ (8,957)	$ (8,957)	$ 1,957